Share-based Compensation - Share options, June 2018 scheme (Details)	12 Months Ended
Dec. 31, 2025
Share Options
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised	30.00%
June 2018 Scheme
Share Options
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")	10.00%
Award vesting period	4 years
Share options, expiration period	10 years